Inventories and Contracts in Progress (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Inventory Costs in Excess of Average Cost Per Unit	$ 0	$ 438
Raw materials	3,052	2,038
Work-in-process	2,673	3,366
Finished goods	4,358	3,845
Contracts in progress	0	10,205
Inventories before payments and billings	10,083	19,454
Progress payments, secured by lien, on U.S. Government contracts	0	236
Billings on contracts in progress	0	9,337
Inventories and contracts in progress, net	10,083	9,881
Inventory Valuation Reserves	$ 1,270	$ 1,107
Percentage Of Inventory For Long Term Contracts Or Programs	32.00%	63.00%
Percentage Of Inventory For Long Term Contracts Scheduled For Delivery Within Succeeding 12 Months	28.00%	38.00%
Collins Aerospace Systems [Member]
Inventory [Line Items]
Capitalized Contract Development Costs	$ 0	$ 127